Schedule of Carrying Values and Estimated Fair Values Of Debt Instruments (Parenthetical) (Detail) (Unsecured debt)	Dec. 28, 2012	Sep. 28, 2012	Jul. 05, 2012
2.250% notes due July 2017
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	2.25%	2.25%	2.25%
3.500% notes due July 2022
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	3.50%	3.50%	3.50%
4.875% notes due July 2042
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	4.875%	4.875%	4.875%